UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2018
Date of reporting period: July 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	July 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (97.28%)
CONSUMER DISCRETIONARY – (13.20%)
Automobiles & Components – (2.64%)
Adient PLC	70,054	$3,336,672
Media – (1.47%)
Naspers Ltd. - N (South Africa)	7,569	1,863,581
Retailing – (9.09%)
Amazon.com, Inc. *	6,467	11,494,705
	Total Consumer Discretionary	16,694,958
ENERGY – (6.74%)
Apache Corp.	130,322	5,994,812
Encana Corp. (Canada)	188,435	2,532,566
	Total Energy	8,527,378
FINANCIALS – (40.27%)
Banks – (11.57%)
JPMorgan Chase & Co.	49,470	5,686,577
U.S. Bancorp	71,226	3,775,690
Wells Fargo & Co.	90,292	5,172,829
		14,635,096
Diversified Financials – (24.20%)
Capital Markets – (3.95%)
Bank of New York Mellon Corp.	93,404	4,994,312
Consumer Finance – (10.95%)
American Express Co.	54,452	5,419,063
Capital One Financial Corp.	89,389	8,431,170
		13,850,233
Diversified Financial Services – (9.30%)
Berkshire Hathaway Inc., Class B *	59,469	11,767,131
		30,611,676
Insurance – (4.50%)
Property & Casualty Insurance – (4.50%)
Markel Corp. *	4,858	5,683,860
	Total Financials	50,930,632
HEALTH CARE – (1.88%)
Health Care Equipment & Services – (1.88%)
Aetna Inc.	12,608	2,375,221
	Total Health Care	2,375,221
INDUSTRIALS – (19.79%)
Capital Goods – (19.79%)
Ferguson PLC (United Kingdom)	43,427	3,425,705
General Electric Co.	382,806	5,217,646
Johnson Controls International PLC	139,588	5,235,946
Safran S.A. (France)	20,303	2,517,766
United Technologies Corp.	63,612	8,634,693
	Total Industrials	25,031,756
INFORMATION TECHNOLOGY – (13.77%)
Software & Services – (13.77%)
Alibaba Group Holding Ltd., ADR (China)*	11,414	2,137,043
Alphabet Inc., Class C *	10,174	12,384,403
Facebook, Inc., Class A *	16,758	2,892,096
	Total Information Technology	17,413,542

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	July 31, 2018 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (1.63%)
	LafargeHolcim Ltd. (Switzerland)	40,487	$2,066,069
		Total Materials	2,066,069
	TOTAL COMMON STOCK – (Identified cost $108,929,125)		123,039,556
SHORT-TERM INVESTMENTS – (1.82%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $731,039 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/15/18-07/01/48, total market value $745,620)	$731,000	731,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $255,014 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.50%, 08/23/18-06/30/20, total market value $260,100)	255,000	255,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.93%, 08/01/18, dated 07/31/18, repurchase value of $585,031 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-4.00%, 11/08/18-07/01/48, total market value $596,700)	585,000	585,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.92%, 08/01/18, dated 07/31/18, repurchase value of $731,039 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.50%, 05/01/28-08/01/48, total market value $745,620)	731,000	731,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,302,000)		2,302,000
	Total Investments – (99.10%) – (Identified cost $111,231,125)		125,341,556
	Other Assets Less Liabilities – (0.90%)		1,135,098
	Net Assets – (100.00%)		$126,476,654

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	July 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.91%)
FINANCIALS – (95.26%)
Banks – (28.75%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	88,650	$4,384,629
DBS Group Holdings Ltd. (Singapore)	229,032	4,500,390
DNB ASA (Norway)	286,980	5,789,455
JPMorgan Chase & Co.	58,509	6,725,610
PNC Financial Services Group, Inc.	26,943	3,902,155
U.S. Bancorp	185,218	9,818,406
Wells Fargo & Co.	117,069	6,706,883
		41,827,528
Diversified Financials – (42.84%)
Capital Markets – (22.08%)
Bank of New York Mellon Corp.	119,430	6,385,922
Blackstone Group L.P.	42,520	1,484,798
Charles Schwab Corp.	42,648	2,177,607
Goldman Sachs Group, Inc.	19,206	4,560,081
Julius Baer Group Ltd. (Switzerland)	75,478	4,149,899
KKR & Co. Inc., Class A	196,471	5,379,376
Oaktree Capital Group LLC, Class A	69,229	2,938,771
State Street Corp.	57,042	5,037,379
		32,113,833
Consumer Finance – (12.45%)
American Express Co.	88,976	8,854,892
Capital One Financial Corp.	98,148	9,257,319
		18,112,211
Diversified Financial Services – (8.31%)
Berkshire Hathaway Inc., Class B *	46,454	9,191,853
Visa Inc., Class A	21,170	2,894,785
		12,086,638
		62,312,682
Insurance – (23.67%)
Insurance Brokers – (1.50%)
Marsh & McLennan Cos, Inc.	26,158	2,180,531
Multi-line Insurance – (3.84%)
Loews Corp.	110,099	5,590,827
Property & Casualty Insurance – (9.79%)
Chubb Ltd.	43,615	6,093,888
Markel Corp. *	6,965	8,149,050
		14,242,938
Reinsurance – (8.54%)
Alleghany Corp.	6,469	4,070,748
Everest Re Group, Ltd.	20,198	4,410,233
Greenlight Capital Re, Ltd., Class A *	86,200	1,258,520
Swiss Re AG (Switzerland)	29,276	2,684,114
		12,423,615
		34,437,911
	Total Financials	138,578,121

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	July 31, 2018 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.65%)
Software & Services – (3.65%)
	Alphabet Inc., Class C *	4,370	$5,319,426
		Total Information Technology	5,319,426
	TOTAL COMMON STOCK – (Identified cost $131,755,549)		143,897,547
SHORT-TERM INVESTMENTS – (1.06%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $490,026 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/15/18-07/01/48, total market value $499,800)	$490,000	490,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $170,009 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.50%, 08/23/18-06/30/20, total market value $173,400)	170,000	170,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.93%, 08/01/18, dated 07/31/18, repurchase value of $392,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.00%, 06/01/20-08/01/51, total market value $399,840)	392,000	392,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.92%, 08/01/18, dated 07/31/18, repurchase value of $490,026 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 05/01/28-07/01/48, total market value $499,800)	490,000	490,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,542,000)		1,542,000
	Total Investments – (99.97%) – (Identified cost $133,297,549)		145,439,547
	Other Assets Less Liabilities – (0.03%)		37,486
	Net Assets – (100.00%)		$145,477,033

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	July 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.77%)
CONSUMER DISCRETIONARY – (22.32%)
Automobiles & Components – (2.35%)
Adient PLC	123,623	$5,888,164
Consumer Services – (4.96%)
New Oriental Education & Technology Group, Inc., ADR (China)	109,078	9,385,071
Tarena International, Inc., Class A, ADR (China)	340,456	3,023,249
		12,408,320
Media – (5.15%)
Naspers Ltd. - N (South Africa)	52,265	12,868,284
Retailing – (9.86%)
Amazon.com, Inc. *	8,290	14,734,978
JD.com, Inc., Class A, ADR (China)*	277,039	9,934,618
		24,669,596
	Total Consumer Discretionary	55,834,364
ENERGY – (9.19%)
Apache Corp.	213,049	9,800,254
Encana Corp. (Canada)	785,105	10,551,811
Seven Generations Energy Ltd., Class A (Canada)*	231,486	2,644,334
	Total Energy	22,996,399
FINANCIALS – (24.68%)
Banks – (12.39%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	56,280	2,783,609
DBS Group Holdings Ltd. (Singapore)	292,800	5,753,407
DNB ASA (Norway)	127,706	2,576,305
JPMorgan Chase & Co.	69,761	8,019,027
Wells Fargo & Co.	207,063	11,862,639
		30,994,987
Diversified Financials – (10.27%)
Capital Markets – (1.55%)
Noah Holdings Ltd., ADS (China)*	75,903	3,875,607
Consumer Finance – (4.66%)
Capital One Financial Corp.	100,162	9,447,280
Yirendai Ltd., ADR (China)	123,860	2,223,287
		11,670,567
Diversified Financial Services – (4.06%)
Berkshire Hathaway Inc., Class B *	51,343	10,159,240
		25,705,414
Insurance – (2.02%)
Multi-line Insurance – (2.02%)
Sul America S.A. (Brazil)	857,807	5,044,041
	Total Financials	61,744,442
HEALTH CARE – (3.21%)
Health Care Equipment & Services – (1.81%)
Aetna Inc.	24,038	4,528,519
Pharmaceuticals, Biotechnology & Life Sciences – (1.40%)
Shire PLC, ADR (United Kingdom)	20,499	3,497,334
	Total Health Care	8,025,853
INDUSTRIALS – (14.02%)
Capital Goods – (12.11%)
Ferguson PLC (United Kingdom)	127,569	10,063,182

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Johnson Controls International PLC	115,752	$4,341,858
Safran S.A. (France)	59,954	7,434,869
United Technologies Corp.	62,339	8,461,896
		30,301,805
Transportation – (1.91%)
CAR Inc. (China)*	2,154,990	2,136,032
InterGlobe Aviation Ltd. (India)	192,895	2,624,713
		4,760,745
	Total Industrials	35,062,550
INFORMATION TECHNOLOGY – (22.74%)
Software & Services – (18.66%)
Alibaba Group Holding Ltd., ADR (China)*	79,528	14,890,028
Alphabet Inc., Class C *	14,313	17,422,642
Baidu, Inc., Class A, ADR (China)*	10,530	2,602,805
Facebook, Inc., Class A *	46,631	8,047,578
Fang Holdings Ltd., Class A, ADR (China)*	450,216	1,458,700
Quotient Technology Inc. *	152,642	2,251,470
		46,673,223
Technology Hardware & Equipment – (4.08%)
Hollysys Automation Technologies Ltd. (China)	439,919	10,206,121
	Total Information Technology	56,879,344
MATERIALS – (1.61%)
LafargeHolcim Ltd. (Switzerland)	79,156	4,039,365
	Total Materials	4,039,365
TOTAL COMMON STOCK – (Identified cost $231,633,116)		244,582,317
SHORT-TERM INVESTMENTS – (2.26%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $1,799,097 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/15/18-07/01/48, total market value $1,834,980)	$1,799,000	1,799,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $628,034 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.50%, 08/23/18-06/30/20, total market value $640,560)	628,000	628,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.93%, 08/01/18, dated 07/31/18, repurchase value of $1,439,077 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 08/16/18-08/01/51, total market value $1,467,780)	1,439,000	1,439,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.92%, 08/01/18, dated 07/31/18, repurchase value of $1,799,096 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 12/01/35-07/01/48, total market value $1,834,980)	1,799,000	1,799,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,665,000)		5,665,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2018 (Unaudited)

	Total Investments – (100.03%) – (Identified cost $237,298,116)	$250,247,317
	Liabilities Less Other Assets – (0.03%)	(86,917)
	Net Assets – (100.00%)	$250,160,400

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	July 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.48%)
CONSUMER DISCRETIONARY – (18.91%)
Consumer Services – (6.98%)
New Oriental Education & Technology Group, Inc., ADR (China)	23,050	$1,983,222
Tarena International, Inc., Class A, ADR (China)	169,520	1,505,337
		3,488,559
Media – (6.28%)
Naspers Ltd. - N (South Africa)	12,735	3,135,513
Retailing – (5.65%)
Ctrip.com International, Ltd., ADR (China)*	18,096	744,651
JD.com, Inc., Class A, ADR (China)*	57,970	2,078,804
		2,823,455
	Total Consumer Discretionary	9,447,527
ENERGY – (7.44%)
Encana Corp. (Canada)	168,376	2,262,973
Seven Generations Energy Ltd., Class A (Canada)*	127,092	1,451,810
	Total Energy	3,714,783
FINANCIALS – (18.51%)
Banks – (10.45%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	27,352	1,352,830
DBS Group Holdings Ltd. (Singapore)	103,210	2,028,037
DNB ASA (Norway)	91,084	1,837,503
		5,218,370
Diversified Financials – (5.36%)
Capital Markets – (4.09%)
Julius Baer Group Ltd. (Switzerland)	17,060	937,986
Noah Holdings Ltd., ADS (China)*	21,670	1,106,470
		2,044,456
Consumer Finance – (1.27%)
Yirendai Ltd., ADR (China)	35,348	634,496
		2,678,952
Insurance – (2.70%)
Multi-line Insurance – (2.70%)
Sul America S.A. (Brazil)	229,400	1,348,909
	Total Financials	9,246,231
HEALTH CARE – (7.32%)
Pharmaceuticals, Biotechnology & Life Sciences – (7.32%)
Novartis AG, ADR (Switzerland)	13,728	1,151,779
Roche Holding AG - Genusschein (Switzerland)	4,524	1,110,497
Shire PLC, ADR (United Kingdom)	8,164	1,392,860
	Total Health Care	3,655,136
INDUSTRIALS – (22.24%)
Capital Goods – (16.58%)
Brenntag AG (Germany)	9,100	545,675
Ferguson PLC (United Kingdom)	28,869	2,277,309
Meggitt PLC (United Kingdom)	125,164	936,747
Safran S.A. (France)	21,792	2,702,416
Schneider Electric SE (France)	22,620	1,820,866
		8,283,013
Transportation – (5.66%)
CAR Inc. (China)*	798,670	791,644

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	July 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
InterGlobe Aviation Ltd. (India)	97,584	$1,327,821
ZTO Express (Cayman) Inc., Class A, ADR (China)	35,881	711,520
		2,830,985
	Total Industrials	11,113,998
INFORMATION TECHNOLOGY – (15.42%)
Software & Services – (10.07%)
Alibaba Group Holding Ltd., ADR (China)*	19,152	3,585,829
Baidu, Inc., Class A, ADR (China)*	3,120	771,201
Fang Holdings Ltd., Class A, ADR (China)*	208,836	676,629
		5,033,659
Technology Hardware & Equipment – (5.35%)
Hollysys Automation Technologies Ltd. (China)	115,188	2,672,362
	Total Information Technology	7,706,021
MATERIALS – (5.64%)
LafargeHolcim Ltd. (Switzerland)	28,340	1,446,203
Linde AG (Germany)	5,564	1,373,472
	Total Materials	2,819,675
TOTAL COMMON STOCK – (Identified cost $49,252,103)		47,703,371
SHORT-TERM INVESTMENTS – (4.53%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $719,039 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/15/18-07/01/48, total market value $733,380)	$719,000	719,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $251,014 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.50%, 08/23/18-06/30/20, total market value $256,020)	251,000	251,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.93%, 08/01/18, dated 07/31/18, repurchase value of $575,031 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 11/08/18-06/01/48, total market value $586,500)	575,000	575,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.92%, 08/01/18, dated 07/31/18, repurchase value of $719,038 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.74%, 05/01/28-12/01/35, total market value $733,380)	719,000	719,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,264,000)		2,264,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	July 31, 2018 (Unaudited)

	Total Investments – (100.01%) – (Identified cost $51,516,103)	$49,967,371
	Liabilities Less Other Assets – (0.01%)	(2,828)
	Net Assets – (100.00%)	$49,964,543

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
July 31, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
July 31, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$16,694,958	$–	$55,834,364	$9,447,527
Energy	8,527,378	–	22,996,399	3,714,783
Financials	50,930,632	138,578,121	61,744,442	9,246,231
Health Care	2,375,221	–	8,025,853	3,655,136
Industrials	25,031,756	–	35,062,550	11,113,998
Information Technology	17,413,542	5,319,426	56,879,344	7,706,021
Materials	2,066,069	–	4,039,365	2,819,675
Total Level 1	123,039,556	143,897,547	244,582,317	47,703,371
Level 2 – Other Significant Observable Inputs:
Short-term securities	2,302,000	1,542,000	5,665,000	2,264,000
Total Level 2	2,302,000	1,542,000	5,665,000	2,264,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$125,341,556	$145,439,547	$250,247,317	$49,967,371

There were no transfers of investments between levels of the fair value hierarchy during the nine months ended July 31, 2018.

Federal Income Taxes

At July 31, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Unrealized appreciation	$15,846,487	$12,510,961	$21,530,942	$1,209,269
Unrealized depreciation	(1,736,056)	(348,507)	(8,582,242)	(2,758,001)
Net unrealized appreciation (depreciation)	$14,110,431	$12,162,454	$12,948,700	$(1,548,732)

Aggregate cost	$111,231,125	$133,277,093	$237,298,617	$51,516,103

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 28, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: September 28, 2018